EATON VANCE MUNICIPALS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109






                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectus and statement of additional information dated July 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 79 ("Amendment No. 79") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 79 was filed electronically with the Commission (Accession No. 0000950156-99-000434) on June 23, 1999:

           Eaton Vance National Municipals Fund - Institutional Shares


                                          EATON VANCE MUNICIPALS TRUST

                                          By:/s/ Eric G. Woodbury
                                          Eric G. Woodbury, Assistant Secretary
Date: July 1, 1999